Entity Incorporation Document	Mar. 20, 2020
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31648
Entity Tax Identification Number	74-2806888
Entity Address, Address Line One	3500 College Boulevard
Entity Address, City or Town	Leawood,
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211